 EXHIBIT 99.1

LINKS TO PRIOR FILINGS

Verus Securitization Trust 2022-4, filed April 15, 2022.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465922046318/tm2212613d1_abs15g.htm

Verus Securitization Trust 2022-6, filed June 13, 2022.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465922070441/tm2218058d1_abs15g.htm

Verus Securitization Trust 2022-7, filed July 18, 2022.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465922080433/tm2220852d1_abs15g.htm

Verus Securitization Trust 2022-INV1, filed August 11, 2022.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465922089246/tm2222914d1_abs15g.htm